Taxation (Tax Holiday Effect) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
TAXATION [Abstract]
Tax holiday effect	$ 28,385	$ 17,736	$ 30,872
Basic net income per share effect	$ 0.73	$ 0.46	$ 0.80